Provisions	12 Months Ended
Dec. 31, 2025
Provisions.
Provisions

19.Provisions

	As at December 31
(in EUR 000)	2025	2024
Provision for constructive obligation	1,206	672
Other provisions	190	328
Total provisions	1,396	1,000

As at December 31, 2025, the Company has a constructive obligation related to the ongoing replenishment of certain consumable components, based on business practices and customer expectations.

On May 30, 2025, the Company was sued in the U.S. District Court of Delaware by Inspire Medical, Inc. (“Inspire”) for the alleged infringement of 3 Inspire patents (US Patent Nos: 10,898,709, 11,806,526, and 11,850,424). The complaint requests customary remedies for patent infringement, including (i) a judgment that the Company has infringed and is infringing the Inspire Patents, (ii) damages, (iii) attorneys’ fees, (iv) a permanent injunction preventing the Company from infringing the Inspire Patents and (v) costs and expenses. The Company subsequently engaged counsel to represent the Company in this case. The Company intends to vigorously defend itself against the allegations brought forward in the Inspire complaint.

On September 15, 2025, the Company has filed a lawsuit against Inspire in the U.S. District Court of Delaware for the alleged infringement of 3 Nyxoah patents (US Patent Nos: 8,700,183, 9,415,215, and 9,415,216). The complaint requests customary remedies for patent infringement, including (i) a judgment that Inspire has infringed and is infringing the Nyxoah Patents, (ii) damages, (iii) attorneys’ fees, (iv) a permanent injunction preventing Inspire from infringing the Company’s patents and (v) costs and expenses.

Given the early stage of this litigation, the Company is unable to predict the likelihood of success of the Inspire claims against the Company or to quantify any risk of loss. Therefore, the Company has not accrued for any potential litigation losses as of December 31, 2025. Legal costs incurred in connection with this matter have been accrued through December 31, 2025, and are recognized in the Research and Development Expense on the line item “Consulting and contractors fees”. The Company will review the status of the litigation each quarter going forward for accrual purposes.